Deposits, advances and prepayments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of deposits, advances, and prepayments	Prepayments comprise amounts paid in advance for goods and services to be consumed in future periods.
	2025	2024
	€’000	€’000
Deposits and advances	341	509
Other prepayments	179	239
	520	748